UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320

         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     February 20, 2013



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $85,512 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     2412    41890 SH       SOLE                    41890
ACCENTURE LTD                  COM              G1151C101      329     8645 SH       SOLE                     8645
AUTOMATIC DATA PROCESSING      COM              053015103     4725   110520 SH       SOLE                   110520
BECTON DICKINSON               COM              075887109     3259    40605 SH       SOLE                    40605
BERKSHIRE HATHAWAY 'B'         COM              084670702     7533     1714 SH       SOLE                     1714
COCA-COLA                      COM              191216100      284     5370 SH       SOLE                     5370
COLGATE-PALMOLIVE              COM              194162103     4960    65830 SH       SOLE                    65830
DELL INC.                      COM              24702R101      181    10985 SH       SOLE                    10985
EMERSON ELECTRIC               COM              291011104     3677    90135 SH       SOLE                    90135
GENERAL ELECTRIC               COM              369604103     3265   128040 SH       SOLE                   128040
GOOGLE INC CL A                COM              38259P508     1264     3157 SH       SOLE                     3157
GRAINGER WW                    COM              384802104     5509    63345 SH       SOLE                    63345
HEWLETT PACKARD                COM              428236103     5897   127535 SH       SOLE                   127535
ILL TOOL WORKS                 COM              452308109     4155    93480 SH       SOLE                    93480
JOHNSON&JOHNSON                COM              478160104      470     6782 SH       SOLE                     6782
LAB. CORP. AMER.               COM              50540r409     2839    40845 SH       SOLE                    40845
MEDTRONIC, INC.                COM              585055106      291     5810 SH       SOLE                     5810
MFS Muni Income TR SBI         COM              552738106      105    18676 SH       SOLE                    18676
MICROSOFT                      COM              594918104     5474   205092 SH       SOLE                   205092
MINNESOTA MNG.                 COM              88579Y101      233     3410 SH       SOLE                     3410
NIKE INC CLASS B               COM              654106103     3172    47420 SH       SOLE                    47420
NOKIA ADR                      COM              654902204     3562   191015 SH       SOLE                   191015
OMNICOM GRP                    COM              681919106     2842    73715 SH       SOLE                    73715
PATTERSON INC.                 COM              703395103     4352   143100 SH       SOLE                   143100
PEPSICO INC.                   COM              713448108     6329    88807 SH       SOLE                    88807
PFIZER INC COM                 COM              717081103      220    11908 SH       SOLE                    11908
PROCTER & GAMBLE               COM              742718109     3546    50877 SH       SOLE                    50877
ST JUDE MED                    COM              790849103     1525    35070 SH       SOLE                    35070
WAL-MART STORES                COM              931142103      223     3730 SH       SOLE                     3730
WALT DISNEY CO.                COM              254687106     2878    93780 SH       SOLE                    93780